Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rule One Fund | Founders Class Shares
Prospectus [Line Items]
Annual Return [Percent]	1.06%	15.98%	21.14%	(8.93%)	12.87%	11.99%